Discontinued Operations - Schedule of Non-Cash and Capital Expenditures from Discontinued Operations (Details) $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Amortization and depreciation expense	$ 8.0
Other non-cash items	$ 3.0